INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Schedule of Fair Value Assumptions Used to Value Warrants

Risk free interest rate	0.60%
Expected term (years)	0.5
Expected volatility	70%
Expected dividends	0%